UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     October 23, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $167,608 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           NOTE  5.000% 3/1 031652AH3    18847 20050000 PRN      SOLE                 13600000  6450000        0
AQUILA INC                     COM              03840P102    15372  3550100 SH       SOLE                  2375900  1174200        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     5166   200000 SH       SOLE                   133750    66250        0
BASIC ENERGY SVCS INC NEW      COM              06985P100     1297    53144 SH       SOLE                    28984    24160        0
BLOCKBUSTER INC                CL A             093679108     1452   378100 SH  PUT  SOLE                   253000   125100        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2271   100000 SH       SOLE                    70000    30000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      913    40200 SH  PUT  SOLE                    27700    12500        0
CENTERPOINT ENERGY INC         COM              15189T107    17625  1230800 SH       SOLE                   882800   348000        0
CHARTER COMMUNICATIONS INC D   NOTE  5.875%11/1 16117MAE7      315   350000 PRN      SOLE                        0   350000        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     3496  2300000 SH       SOLE                  1540000   760000        0
CORNELL COMPANIES INC          COM              219141108     1128    65300 SH       SOLE                    43270    22030        0
LEVEL 3 COMMUNICATIONS INC     NOTE  2.875% 7/1 52729NBA7     5955  6000000 PRN      SOLE                  4200000  1800000        0
LIN TELEVISION CORP            SDEB  2.500% 5/1 532776AL5    14760 16000000 PRN      SOLE                 11500000  4500000        0
LINCARE HLDGS INC              COM              532791100     8050   232400 SH  PUT  SOLE                   155300    77100        0
LIZ CLAIBORNE INC              COM              539320101     1090    27600 SH  PUT  SOLE                    18500     9100        0
NORTEL NETWORKS CORP NEW       NOTE  4.250% 9/0 656568AB8    28650 30000000 PRN      SOLE                 20000000 10000000        0
PEP BOYS MANNY MOE & JACK      NOTE  4.250% 6/0 713278AP4    16496 16600000 PRN      SOLE                 11122000  5478000        0
PORTLAND GEN ELEC CO           COM NEW          736508847    15818   648000 SH       SOLE                   453600   194400        0
RURAL CELLULAR CORP            CL A             781904107     2970   308400 SH       SOLE                   206650   101750        0
SIERRA PAC RES NEW             COM              826428104     5937   414000 SH       SOLE                   414000        0        0